Financial instruments (Details 2) - USD ($) $ in Millions	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value	$ (20,700)		$ (20,300)
Recurring fair value measurement [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		$ (258)	(186)
Recurring fair value measurement [member] | Current financial liabilities at fair value [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(29)	(131)
Recurring fair value measurement [member] | Current financial liabilities at fair value [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(189)
Recurring fair value measurement [member] | Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(40)	(55)
Recurring fair value measurement [member] | Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(593)	(936)
Recurring fair value measurement [member] | Non-current financial liabilities at fair value [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value			(232)
Recurring fair value measurement [member] | Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(593)	(704)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(40)	(55)
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Derivative financial instruments [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(40)	(55)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(218)	(131)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Contingent consideration payables [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(29)	(131)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Current financial liabilities at fair value [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(189)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		(593)	(936)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member] | Other financial liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value			(232)
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Non-current financial liabilities at fair value [member] | Non-current contingent consideration liabilities [member]
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities, at fair value		$ (593)	$ (704)